Consolidated Statements of Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Interest income	$ 151,566,640	$ 120,214,259	$ 86,464,572
Interest expense	(64,156,959)	(46,426,316)	(26,142,862)
Net Interest income	87,409,681	73,787,943	60,321,710
Commissions income	19,441,433	22,000,691	22,786,131
Commissions expense	(1,609,947)	(1,430,689)	(1,713,229)
Net Commissions income	17,831,486	20,570,002	21,072,902
Subtotal (Net Interest income +Net Commissions income)	105,241,167	94,357,945	81,394,612
Net gain from measurement of financial instruments at fair value	7,932,797	1,940,516	1,453,442
Profit / (Loss) from sold or derecognized assets at amortized cost	27,417	(9,429)	29,052
Differences in quoted prices of gold and foreign currency	3,497,301	(2,692,459)	3,465,434
Other operating income	7,680,839	5,411,025	4,279,228
Credit loss expense on financial assets	(4,346,885)	(4,461,143)	(4,020,812)
Net operating income before expenses, depreciation and amortization	120,032,636	94,546,455	86,600,956
Employee benefits	(21,202,596)	(19,192,702)	(19,285,133)
Administrative expenses	(12,800,757)	(12,726,636)	(11,740,501)
Depreciation and amortization of fixed assets	(3,006,376)	(2,266,602)	(2,164,964)
Other Operating Expenses	(22,100,895)	(19,014,152)	(17,057,242)
Net operating income after expenses, depreciation and amortization	60,922,012	41,346,363	36,353,116
Income from associates and joint arrangements	898,428	409,655	446,584
Loss on net monetary position	(28,194,756)	(28,489,943)	(14,730,578)
Income before tax on continuing operations	33,625,684	13,266,075	22,069,122
Income tax on continuing operations	(12,975,037)	(14,347,904)	(12,935,657)
Net Income / (Loss) from continuing operations	20,650,647	(1,081,829)	9,133,465
Net Income / (Loss) for the fiscal year	20,650,647	(1,081,829)	9,133,465
Net Income / (Loss) for the fiscal year attributable to controlling interest	20,650,410	(1,082,089)	9,132,907
Net Income for the fiscal year attributable to non-controlling interest	$ 237	$ 260	$ 558